TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2010	2011	2012

Domestic	$4,288	$7,197	$10,462
Foreign	4,985	7,866	6,092

	$9,273	$15,063	$16,554

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2010	2011	2012
Current:

Domestic	$446	$447	$(1,291)
Foreign	1,234	1,000	302

	1,680	1,447	(989)
Deferred taxes:

Domestic	(2,681)	(1,800)	414
Foreign	899	150	669

	(1,782)	(1,650)	1,083

Taxes on income (tax benefit)	$(102)	$(203)	$94

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2011	2012

Net operating loss carryforwards	$8,403	$5,938
Allowances, reserves and intangible assets	993	809

Deferred tax assets before valuation allowance	9,396	6,747
Less - valuation allowance	(2,891)	(888)

Deferred tax assets	6,505	5,859
Capitalized software costs	(1,575)	(1,772)

Deferred tax assets, net	$4,930	$4,087

Schedule Of Deferred Tax Assets [Table Text Block]

Both current deferred tax liabilities and long term deferred tax liabilities are in respect of acquired intangible assets.

	December 31,
	2011	2012

Current tax assets	$1,877	$2,522
Non-current tax assets	3,053	1,565

Deferred tax assets	$4,930	$4,087

Schedule Of Deferred Tax Liabilities [Table Text Block]

Significant components of the Company and its subsidiaries deferred tax liability are as follows:

	December 31,
	2011	2012

Current liabilities	$(2,509)	$(2,355)
Non-current liabilities	(735)	(738)

Net deferred tax liabilities	$(3,244)	$(3,093)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Reconciling items between the 2010, 2011 and 2012 statutory tax rate (25%, 24% and 25%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2010	2011	2012

Income before taxes, as reported in the consolidated statements of income	$9,273	$15,063	$16,554

Statutory tax rate	25%	24%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$2,318	$3,615	$4,139
Tax adjustment in respect of different tax rates	525	866	444
Deferred taxes on losses for which full valuation allowance was provided in the past	(1,663)	(37)	651
Changes in valuation allowance	(2,676)	(4,429)	(2,003)
Tax benefits in respect of prior years, net	318	(73)	(1,126)
Nondeductible expenses	181	40	*) 20
Uncertain tax position and other differences	895	(185)	**) (2,031)

Income tax (tax benefit)	$(102)	$(203)	$94

*)	In 2012, the Company reversed its writeoff of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.
**)	This amount is mainly comprised of tax provisions reversal due to statute of limitation of prior years' tax assessments amounting to $1,270.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax positions at January 1, 2011	$1,194

Increase in tax positions taken in the year	710

Gross unrecognized tax positions at December 31, 2011	1,904

Increase in tax positions taken in prior years	270

Decrease in tax positions taken in prior years	(489)

Gross unrecognized tax benefits at December 31, 2012	$1,685